Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Principal Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Content Assets, Net	When assets are retired or disposed of, the costs and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:
Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Schedule of Disaggregate Revenue

For the years ended December 31, 2024, 2023 and 2022, the Company disaggregate revenue into three revenue streams, consisting of membership and top-up streaming services, online advertising services and content licensing business, as follows:

	For the Years Ended December 31,
	2024	2023	2022
Membership and top-up streaming services	$31,586,800	$-	$-
Online advertising services	3,698,500	-	-
Content licensing business	898,700	-	-
	$36,184,000	$-	$-